Digital Assets - Schedule of Digital Assets (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Schedule of Digital Assets [Line Items]
Fair Value, RAIN – current	$ 107,328	$ 24,273
Fair Value, RAIN – noncurrent	$ 1,146,808	$ 582,508
Fair Value, Total USDT – current
Fair Value, Total	$ 1,254,136	$ 606,781
RAIN [Member]
Schedule of Digital Assets [Line Items]
Tokens, RAIN – current	6,809,400,004	3,030,303,030
Fair Value, RAIN – current	$ 107,328	$ 24,273
Tokens, RAIN – noncurrent	72,759,150,001	72,759,150,001
Fair Value, RAIN – noncurrent	$ 1,146,808	$ 582,508
Tokens, Total	79,568,550,005	75,789,453,031
Fair Value, Total	$ 1,254,136	$ 606,781
USDT [Member]
Schedule of Digital Assets [Line Items]
Tokens, Total USDT – current
Tokens, Total	10,000,000
Fair Value, Total